Acquisitions and disposals, 2017 (Details) - MXN ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2017	Dec. 31, 2018
Disposal of subsidiaries [Abstract]
Percentage of voting interest sold in subsidiaries	100.00%
Number of shares of variable capital increase (in shares)	103,760,541		103,760,541
Current assets [Abstract]
Cash and cash equivalents		$ 212,332
Trade receivables		537,808
Other current assets	$ 5,388	142,956
Total current assets	33,174	893,096
Non-current assets [Abstract]
Property	339,038	7,442,415
Vessels and equipment, net	339,038	7,442,415
Other non-current assets		348,549
Total assets	372,212	8,684,060
Short-term liabilities [Abstract]
Trust certificates		709,589
Other short-term liabilities		439,265
Total short-term liabilities	25,243	1,148,854
Long-term liabilities [Abstract]
Trust certificates		9,731,357
Other long-term liabilities		922,297
Total liabilities	84,163	11,802,508
Total net assets	288,049	(3,118,448)
Consideration transferred	$ 567,793	(66,987)
Investment retained by Grupo TMM		0
(Gain) loss from the sale of subsidiaries		$ (3,185,435)
TMM DM [Member]
Disposal of subsidiaries [Abstract]
Percentage of voting interest sold in subsidiaries		100.00%
Percentage of voting shares transferred to Holders of trust certificates		85.00%
Percentage investment in associate		15.00%
Amount of variable capital increase		$ 35
Number of shares of variable capital increase (in shares)		42,500,000
Variable capital increase, par value (in pesos per share)		$ 0
Current assets [Abstract]
Cash and cash equivalents		$ 212,332
Trade receivables		537,808
Other current assets		142,956
Total current assets		893,096
Non-current assets [Abstract]
Property		7,442,415
Vessels and equipment, net		7,442,415
Other non-current assets		8,530
Total assets		8,344,041
Short-term liabilities [Abstract]
Trust certificates		709,589
Other short-term liabilities		439,265
Total short-term liabilities		1,148,854
Long-term liabilities [Abstract]
Trust certificates		9,731,357
Other long-term liabilities		922,297
Total liabilities		11,802,508
Total net assets		(3,458,467)
Consideration transferred		0
Investment retained by Grupo TMM		0
(Gain) loss from the sale of subsidiaries		$ (3,458,467)
Other Subsidiaries [Member]
Disposal of subsidiaries [Abstract]
Percentage of voting interest sold in subsidiaries		100.00%
Current assets [Abstract]
Cash and cash equivalents		$ 0
Trade receivables		0
Other current assets		0
Total current assets		0
Non-current assets [Abstract]
Property		0
Vessels and equipment, net		0
Other non-current assets		340,019
Total assets		340,019
Short-term liabilities [Abstract]
Trust certificates		0
Other short-term liabilities		0
Total short-term liabilities		0
Long-term liabilities [Abstract]
Trust certificates		0
Other long-term liabilities		0
Total liabilities		0
Total net assets		340,019
Consideration transferred		(66,987)
Investment retained by Grupo TMM		0
(Gain) loss from the sale of subsidiaries		$ 273,032